Share-based Compensation Expenses (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 08, 2014 shares	May. 15, 2014 USD ($) $ / shares shares	May. 15, 2014 CNY (¥) shares	Dec. 31, 2012 shares	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2015 CNY (¥) item shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 $ / shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) shares
Stock options [Member]
Share-based Compensation Expenses [Line Items]
Unrecognized compensation expense					$ 46,546						¥ 301,518
Recognition period for unrecognized compensation cost					3 years 1 month 24 days	3 years 1 month 24 days
Employees share options
Share-based Compensation Expenses [Line Items]
Granted (in shares) | shares		576,000	576,000
Granted (in dollars per share) | $ / shares		$ 5.00
Granted (in dollars per share) | $ / shares		$ 3.00
Incremental compensation expense		$ 276	¥ 1,698
Restricted shares [Member]
Share-based Compensation Expenses [Line Items]
Total intrinsic value of shares vested					$ 261	¥ 1,694		¥ 1,011
Unrecognized compensation expense other than options					$ 883						¥ 5,723
Recognition period for unrecognized compensation cost					3 years 1 month 24 days	3 years 1 month 24 days
2008 Plan [Member]
Share-based Compensation Expenses [Line Items]
Maximum number of shares to be granted | shares					11,500,000						11,500,000
Additional number of shares available for issuance under the plan | shares				18,375,140
Contractual term					6 years	6 years
Vesting period					4 years	4 years
Number of equal monthly installments for remaining vest | item					36	36
Share-based compensation expense recognized if an exercisable event ocurred | ¥						¥ 65,143		39,173
2008 Plan [Member] | Vesting upon first anniversary of the date of grant [Member]
Share-based Compensation Expenses [Line Items]
Vesting percentage					25.00%	25.00%
2008 Plan [Member] | Stock options [Member]
Share-based Compensation Expenses [Line Items]
Granted (in shares) | shares	2,159,812				14,369,000	14,369,000
Granted (in dollars per share) | $ / shares					$ 4.78
Granted (in dollars per share) | $ / shares					$ 2.40		$ 3.57		$ 0.90
Total intrinsic value of options exercised					$ 23,206	¥ 150,325		68,094
Total fair value of share options vested					$ 7,732	¥ 50,089		¥ 23,849		¥ 8,341
2008 Plan [Member] | Stock options [Member] | Minimum [Member]
Share-based Compensation Expenses [Line Items]
Vesting period	6 years
2008 Plan [Member] | Stock options [Member] | Maximum [Member]
Share-based Compensation Expenses [Line Items]
Vesting period	10 years
2014 Plan [Member]
Share-based Compensation Expenses [Line Items]
Contractual term					10 years	10 years
Vesting period					4 years	4 years
Threshold percentage of ordinary shares reserved under the Plan falls below the total then-issued and outstanding ordinary shares, then automatically increases the number of ordinary shares reserved for future issuances					1.00%	1.00%
Increase percent in ordinary shares reserved for future issuances to total outstanding shares					5.00%	5.00%